Intangible assets, net (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Intangible assets, net [Abstract]
Amortization of acquired intangible assets	$ 2,030	12,598	4,707	3,369
Impairment of intangible assets	$ 918	5,697		550